Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

We do not grant equity awards on a predetermined schedule, but the Compensation Committee (or the Board for our CEO or CIO for the time he served on the Board of Directors) has historically made equity grants to our named executive officers when equity awards are granted to other eligible employees. Annual grants are typically made in the first quarter of the fiscal year. The Compensation Committee (or the Board when appropriate) typically grant equity awards during an open trading window. We do not make equity grants in anticipation of the release of material, nonpublic information, and, we have not taken, nor do we intend to take, material nonpublic information into account when determining the terms of equity grants. Similarly, we have not timed, nor do we intend to time, the release of material, nonpublic information for the purpose of affecting the value of executive compensation or for any other purpose.

Award Timing Method	We do not grant equity awards on a predetermined schedule, but the Compensation Committee (or the Board for our CEO or CIO for the time he served on the Board of Directors) has historically made equity grants to our named executive officers when equity awards are granted to other eligible employees. Annual grants are typically made in the first quarter of the fiscal year. The Compensation Committee (or the Board when appropriate) typically grant equity awards during an open trading window.
Award Timing Predetermined	false
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	We do not make equity grants in anticipation of the release of material, nonpublic information, and, we have not taken, nor do we intend to take, material nonpublic information into account when determining the terms of equity grants.
MNPI Disclosure Timed for Compensation Value	false